Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021
Financial instruments
Carrying amount of financial assets		€ 6,029,064	€ 5,991,693
Carrying amount of financial liabilities		16,270,565	16,209,369
Level 1
Financial instruments
Transfer out of level 3 into level 1	€ 158,551
Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		10,485,315	10,393,957
FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		87,100	69,118
Not classified
Financial instruments
Carrying amount of financial liabilities		5,698,150	5,746,294
Accounts payable to unrelated parties
Financial instruments
Carrying amount of financial liabilities		790,236	736,069
Accounts payable to unrelated parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		790,236	736,069
Accounts payable to related parties
Financial instruments
Carrying amount of financial liabilities		70,032	121,457
Accounts payable to related parties | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		70,032	121,457
Short-term debt
Financial instruments
Carrying amount of financial liabilities		1,115,215	1,255,853
Short-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		1,115,215	1,255,853
Long-term debt
Financial instruments
Carrying amount of financial liabilities		7,510,510	7,314,915
Long-term debt | Level 1
Financial instruments
Fair value of financial liabilities		6,273,843	7,246,019
Long-term debt | Level 2
Financial instruments
Fair value of financial liabilities		996,295	243,656
Long-term debt | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		7,510,510	7,314,915
Lease liabilities
Financial instruments
Carrying amount of financial liabilities		4,717,647	4,749,381
Lease liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		4,717,647	4,749,381
Other current and non-current liabilities
Financial instruments
Carrying amount of financial liabilities		2,066,925	2,031,694
Other current and non-current liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		999,322	965,663
Other current and non-current liabilities | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		87,100	69,118
Other current and non-current liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		980,503	996,913
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial liabilities		4,372	4,490
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		4,372	4,490
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial liabilities		4,372	4,490
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial liabilities		40,919	21,428
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial liabilities		40,919	21,428
Derivatives - not designated as hedging instruments | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		40,919	21,428
Variable payments outstanding for acquisition
Financial instruments
Carrying amount of financial liabilities		46,181	47,690
Variable payments outstanding for acquisition | Level 3
Financial instruments
Fair value of financial liabilities		46,181	47,690
Variable payments outstanding for acquisition | FVPL - Liabilities
Financial instruments
Carrying amount of financial liabilities		46,181	47,690
Put option liabilities
Financial instruments
Carrying amount of financial liabilities		976,131	992,423
Put option liabilities | Level 3
Financial instruments
Fair value of financial liabilities		976,131	992,423
Put option liabilities | Not classified
Financial instruments
Carrying amount of financial liabilities		976,131	992,423
Other financial liabilities
Financial instruments
Carrying amount of financial liabilities		999,322	965,663
Other financial liabilities | Amortized cost - Liabilities
Financial instruments
Carrying amount of financial liabilities		999,322	965,663
Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		4,941,570	4,617,696
FVPL - Assets
Financial instruments
Carrying amount of financial assets		461,216	765,545
FVOCI - Assets
Financial instruments
Carrying amount of financial assets		409,597	396,673
Not classified
Financial instruments
Carrying amount of financial assets		216,681	211,779
Cash and cash equivalents
Financial instruments
Carrying amount of financial assets		1,173,342	1,481,655
Cash and cash equivalents | Level 1
Financial instruments
Fair value of financial assets		183,540	492,398
Cash and cash equivalents | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		989,802	989,257
Cash and cash equivalents | FVPL - Assets
Financial instruments
Carrying amount of financial assets		183,540	492,398
Trade accounts and other receivables from unrelated parties
Financial instruments
Carrying amount of financial assets		3,707,487	3,409,061
Trade accounts and other receivables from unrelated parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		3,625,538	3,328,720
Trade accounts and other receivables from unrelated parties | Not classified
Financial instruments
Carrying amount of financial assets		81,949	80,341
Accounts receivable from related parties
Financial instruments
Carrying amount of financial assets		183,331	162,361
Accounts receivable from related parties | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		183,331	162,361
Other current and non-current assets
Financial instruments
Carrying amount of financial assets		964,904	938,616
Other current and non-current assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		142,899	137,358
Other current and non-current assets | FVPL - Assets
Financial instruments
Carrying amount of financial assets		277,676	273,147
Other current and non-current assets | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		409,597	396,673
Other current and non-current assets | Not classified
Financial instruments
Carrying amount of financial assets		134,732	131,438
Derivatives - cash flow hedging instruments
Financial instruments
Carrying amount of financial assets		2,662	579
Derivatives - cash flow hedging instruments | Level 2
Financial instruments
Fair value of financial assets		2,662	579
Derivatives - cash flow hedging instruments | Not classified
Financial instruments
Carrying amount of financial assets		2,662	579
Derivatives - not designated as hedging instruments
Financial instruments
Carrying amount of financial assets		2,963	2,846
Derivatives - not designated as hedging instruments | Level 2
Financial instruments
Fair value of financial assets		2,963	2,846
Derivatives - not designated as hedging instruments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		2,963	2,846
Equity investments
Financial instruments
Carrying amount of financial assets		243,957	244,479
Equity investments | Level 1
Financial instruments
Fair value of financial assets		122,201	121,643
Equity investments | Level 2
Financial instruments
Fair value of financial assets		70,400	72,157
Equity investments | Level 3
Financial instruments
Fair value of financial assets		51,356	50,679
Equity investments | FVPL - Assets
Financial instruments
Carrying amount of financial assets		178,394	174,884
Equity investments | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		65,563	69,595
Debt securities
Financial instruments
Carrying amount of financial assets		440,353	422,495
Debt securities | Level 1
Financial instruments
Fair value of financial assets		436,045	418,196
Debt securities | Level 2
Financial instruments
Fair value of financial assets		4,308	4,299
Debt securities | FVPL - Assets
Financial instruments
Carrying amount of financial assets		96,319	95,417
Debt securities | FVOCI - Assets
Financial instruments
Carrying amount of financial assets		344,034	327,078
Other financial assets
Financial instruments
Carrying amount of financial assets		274,969	268,217
Other financial assets | Amortized cost - Assets
Financial instruments
Carrying amount of financial assets		142,899	137,358
Other financial assets | Not classified
Financial instruments
Carrying amount of financial assets		€ 132,070	€ 130,859